Subsequent Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	1 Months Ended
	Sep. 30, 2013	Apr. 01, 2013 2GIG Sale [Member]	Apr. 01, 2013 Subsequent Event [Member] 2GIG Sale [Member]
Subsequent Event [Line Items]
Aggregate cash consideration	$ 148,871	$ 148,871	$ 135,000,000
Supply agreement term			5 years